Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment - Portfolios that have management adjustments greater than GBP10m by product (audited) (Details) - GBP (£)
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of total impairment allowances		80.00%
Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (37,000,000)	£ (26,000,000)
Proportion of total impairment allowances	(1.00%)	(0.70%)
Home loans [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 0	£ 4,000,000
Proportion of total impairment allowances	0.00%	1.10%
Credit cards, unsecured loans and other retail lending [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 3,000,000	£ (18,000,000)
Proportion of total impairment allowances	0.10%	(0.70%)
Wholesale loans [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (40,000,000)	£ (12,000,000)
Proportion of total impairment allowances	(5.50%)	(1.70%)